UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW YORK MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2016

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.6%
Education - 4.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	$2,040,000	$2,266,603
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/19	1,000,000	993,440
Madison County, NY, Capital Resource Corp. Revenue, Colgate University	5.000%	7/1/40	4,000,000	4,563,440
New York State Dormitory Authority Revenue:
4201 School Program	5.000%	7/1/18	190,000	190,504
City University of New York, Consolidated Second General Resolution, AMBAC-TCRS	5.750%	7/1/18	1,270,000	1,296,835
New York University, NATL	5.750%	7/1/27	6,300,000	7,629,678
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,902,320
Non-State Supported Debt, Pratt Institute	5.000%	7/1/39	1,000,000	1,100,140
Non-State Supported Debt, Pratt Institute	5.000%	7/1/44	1,000,000	1,096,680
Non-State Supported Debt, Skidmore College	5.500%	7/1/41	3,200,000	3,612,480
Non-State Supported Debt, State University Dormitory Facilities	5.000%	7/1/37	1,000,000	1,126,540
Non-State Supported Debt, State University Dormitory Facilities	5.000%	7/1/40	1,500,000	1,683,900
Non-State Supported Debt, State University Dormitory Facilities	5.000%	7/1/45	3,500,000	3,920,875
State University Adult Facilities, AGM	5.750%	5/15/17	1,070,000	1,088,811
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	692,868

Total Education				33,165,114

Health Care - 11.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/40	1,000,000	1,084,860
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	9,000,000	9,992,610
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	1,880,919	319,756
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/31	2,000,000	2,173,600
Winthrop University Hospital Association Project	5.000%	7/1/32	1,750,000	1,912,015
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	15,000,000	16,208,850
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA	5.200%	2/15/41	4,395,000	4,542,189
Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA	5.000%	8/1/22	2,500,000	2,564,075
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	5,474,750
Non-State Supported Debt, Municipal Health Facilities	5.000%	1/15/28	7,000,000	7,239,400
Non-State Supported Debt, Municipal Health Facilities	5.000%	1/15/32	25,000,000	25,824,000

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	$3,000,000	$3,229,200
United Cerebral Palsy, AMBAC	5.125%	7/1/21	205,000	204,471

Total Health Care				80,769,776

Housing - 2.3%
New York City, NY, HDC, MFH Revenue	5.150%	11/1/45	1,630,000	1,734,793
New York City, NY, HDC, MFH Revenue, Seaview Towers, LOC-FNMA	4.600%	7/15/26	7,665,000	7,683,779	(a)
New York State Housing Finance Agency Revenue	5.250%	11/1/41	1,000,000	1,045,940
New York State Housing Finance Agency Revenue:
Affordable Housing	4.800%	11/1/34	4,450,000	4,627,199
Affordable Housing	4.750%	11/1/36	1,000,000	1,072,100

Total Housing				16,163,811

Industrial Revenue - 14.1%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	5.000%	1/1/35	1,400,000	1,468,558	(a)(b)
Glen Cove, NY, Local Economic Assistance Corp. Revenue, Garvies Point Public Improvement Project	5.000%	1/1/56	1,500,000	1,409,730
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	30,369,500
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,520,000	1,573,839	(b)
4 World Trade Center LLC Project	5.000%	11/15/44	3,000,000	3,248,220
4 World Trade Center LLC Project	5.750%	11/15/51	7,000,000	7,874,510
Second Priority, Bank of America Tower	5.125%	1/15/44	21,000,000	22,744,680
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	7,500,000	7,673,400	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	22,668,400

Total Industrial Revenue				99,030,837

Leasing - 7.7%
New York City, NY, TFA, Building Aid Revenue	5.250%	1/15/39	27,000,000	28,801,980
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015	5.000%	7/15/43	7,500,000	8,392,725
New York State Dormitory Authority Revenue, State University Educational Facilities, AGM	5.875%	5/15/17	6,265,000	6,377,958
New York State Dormitory Authority, Lease Revenue, State University Dormitory Facilities	5.000%	7/1/39	7,250,000	7,744,450
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	2,465,000	2,631,831

Total Leasing				53,948,944

Local General Obligation - 0.8%
New York City, NY, GO	5.000%	8/1/23	5,000,000	5,710,600

Other - 0.1%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/40	1,000,000	1,093,190

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 2.7%
Long Island, NY, Power Authority Revenue	5.000%	9/1/46	$7,000,000	$7,750,820
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	5,500,000	5,636,895	(a)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/26	5,000,000	5,983,050	(c)

Total Power				19,370,765

Pre-Refunded/Escrowed to Maturity - 18.2%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,000,000	22,744,200	(d)
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District	5.000%	5/1/31	10,000,000	10,821,900	(d)
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	11,049,600	(d)
New York State Dormitory Authority Revenue:
New York University	5.000%	7/1/38	10,000,000	10,533,200	(d)
New York University, AMBAC	5.000%	7/1/32	8,000,000	8,158,480	(d)
Non-State Supported Debt, New School University	5.500%	7/1/40	24,000,000	27,137,520	(d)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	8,750,000	9,519,038	(d)
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	14,216,540	(d)
Non-State Supported Debt, NYU Hospitals Center	6.000%	7/1/40	4,000,000	4,590,480	(d)
Non-State Supported Debt, University of New York, AMBAC	5.000%	7/1/37	5,000,000	5,099,050	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/37	4,000,000	4,187,960	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,000	16,129	(d)

Total Pre-Refunded/Escrowed to Maturity				128,074,097

Solid Waste/Resource Recovery - 0.1%
Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project	6.150%	4/1/21	1,065,000	1,068,131	(a)

Special Tax Obligation - 14.2%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/20	1,055,000	1,157,461
YMCA of Greater New York Project	5.000%	8/1/21	680,000	756,738
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/38	25,000,000	26,669,250
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,551,915
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/34	5,500,000	2,667,830
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,113,322
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/37	3,000,000	1,221,870
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/38	3,755,000	1,461,296
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/39	5,825,000	2,166,201
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/40	7,000,000	2,461,480

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/42	$15,815,000	$4,986,153
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,860,000	16,824,922
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds	5.000%	12/15/26	13,700,000	15,834,597
New York State Local Assistance Corp., Refunded	5.500%	4/1/17	1,445,000	1,461,401
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/27	1,000,000	1,196,920
Syracuse, NY, Industrial Development Agency Revenue:
Carousel Center Project	5.000%	1/1/35	2,000,000	2,145,080	(a)
Carousel Center Project	5.000%	1/1/36	1,250,000	1,336,775	(a)
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.250%	10/1/29	10,000,000	8,550,000
Matching Fund Loan	6.750%	10/1/37	5,000,000	4,677,400
Matching Fund Loan	6.000%	10/1/39	1,750,000	1,576,960

Total Special Tax Obligation				99,817,571

Transportation - 13.9%
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	2,500,000	2,662,725
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	6,750,000	7,260,165
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/18	5,000,000	5,212,200	(a)
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/19	3,000,000	3,184,350	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.250%	1/1/56	7,500,000	8,424,750
New York State Transportation Development Corp., Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	8,500,000	8,825,125	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,220,000	10,368,167	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,530,000	11,790,336	(a)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	6,665,000	7,398,683	(a)
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	9,500,000	10,332,295
Port Authority of New York & New Jersey Revenue, Consol	5.000%	5/1/45	5,000,000	5,617,800
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/29	2,675,000	3,129,081
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/30	2,745,000	3,199,599
Triborough Bridge & Tunnel Authority, NY, Revenue, CAB	0.000%	11/15/29	16,235,000	10,576,453

Total Transportation				97,981,729

Water & Sewer - 7.3%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/28	1,000,000	1,151,330
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/29	250,000	286,620
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	13,025,000	13,617,247
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue	5.000%	6/15/38	10,000,000	10,132,400
Water & Sewer System Revenue	5.000%	6/15/39	7,000,000	7,515,830
Water & Sewer System Revenue	5.750%	6/15/40	15,000,000	15,854,100

Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/40	1,040,000	1,162,605
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/45	1,250,000	1,391,650

Total Water & Sewer				51,111,782

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $650,571,508)				687,306,347

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.0%
MUNICIPAL BONDS - 2.0%
Education - 0.0%
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.690%	12/1/29	$100,000	$100,000	(e)(f)

Finance - 0.5%
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.930%	8/1/22	500,000	500,000	(e)(f)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.930%	11/1/22	2,800,000	2,800,000	(e)(f)

Total Finance				3,300,000

General Obligation - 0.2%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.930%	11/1/26	1,500,000	1,500,000	(e)(f)
SPA-JPMorgan Chase	0.740%	8/1/38	200,000	200,000	(e)(f)

Total General Obligation				1,700,000

Health Care - 0.3%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.690%	7/1/36	800,000	800,000	(e)(f)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.690%	7/1/36	230,000	230,000	(e)(f)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.730%	2/15/26	1,100,000	1,100,000	(e)(f)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.680%	10/1/26	100,000	100,000	(e)(f)

Total Health Care				2,230,000

Housing: Multi-Family - 0.1%
California Statewide CDA, MFH Revenue, Arbor Ridge Apartments, LIQ-FHLMC	0.800%	11/1/36	700,000	700,000	(a)(e)(f)
New York City, NY, HDC, MFH Revenue, LIQ-Wells Fargo Bank N.A.	0.690%	5/1/18	100,000	100,000	(e)(f)

Total Housing: Multi-Family				800,000

Industrial Revenue - 0.2%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.740%	8/1/18	1,500,000	1,500,000	(a)(e)(f)

Tax Allocation - 0.1%
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.720%	3/15/33	300,000	300,000	(e)(f)

Transportation - 0.3%
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-Helaba	0.780%	11/1/32	2,300,000	2,300,000	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	1.060%	6/15/32	$1,900,000	$1,900,000	(e)(f)

TOTAL MUNICIPAL BONDS (Cost - $14,130,000)				14,130,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $62,823)	0.411%		62,823	62,823

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,192,823)				14,192,823

TOTAL INVESTMENTS - 99.6% (Cost - $664,764,331#)				701,499,170
Other Assets in Excess of Liabilities - 0.4%				2,960,530

TOTAL NET ASSETS - 100.0%				$704,459,700

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$687,306,347	—	$687,306,347

Short-Term Investments†:
Municipal Bonds	—	14,130,000	—	14,130,000
Money Market Funds	$62,823	—	—	62,823

Total Short-Term Investments	62,823	14,130,000	—	14,192,823

Total Investments	$62,823	$701,436,347	—	$701,499,170

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$165,478	—	—	$165,478

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,996,330
Gross unrealized depreciation	(10,261,491)

Net unrealized appreciation	$36,734,839

At December 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	118	3/17	$17,942,916	$17,777,438	$(165,478)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 21, 2017